6a. TERMINATED AGREEMENTS WITH WISE PHOENIX, LLC AND AJOA HOLDINGS, LLC RELATED TO CEN BIOTECH, INC. AND R.X.B.N. INC.	12 Months Ended
Dec. 31, 2014
A. Terminated Agreements With Wise Phoenix Llc And Ajoa Holdings Llc Related To Cen Biotech Inc. And R.x.b.n. Inc.
6. TERMINATED AGREEMENTS WITH WISE PHOENIX, LLC AND AJOA HOLDINGS, LLC RELATED TO CEN BIOTECH, INC. AND R.X.B.N. INC.

On January 24, 2014, the Company executed an Interest Purchase Agreement (“IPA”) whereby Wise Phoenix LLC, a Nevada limited liability company (“WP”), and AJOA Holdings, LLC, a Nevada limited liability company (“AJOA”) (WP and AJOA may be collective referred to as “Sellers”), sold to OGI, 25% of the fully diluted outstanding equity of CEN Biotech, Inc., a corporation organized under the laws of Canada (“CEN”). The Company was obligated to issue shares of common stock to the Sellers. CEN, under the authority and inspection of the Canadian authorities, has been authorized to build a medical marijuana growing facility in Canada, which could produce as much as 1.3 million pounds of dried marijuana annually.

On January 24, 2014, the Company entered into a Shareholder Agreement with the shareholders of CEN. The Shareholder Agreement contemplated OGI’s assignment of the 25% equity interest in CEN to the Company and therefore notes that the Company has a 25% interest. The Company, AJOA, WP, Creative Edge Nutrition, Inc., and one individual, collectively representing 93% percent ownership of CEN, have signed the Shareholder Agreement as of January 24, 2014, as well as CEN itself. Another eight individuals representing the remaining 7% were expected to sign the Shareholder Agreement.

On January 24, 2014, OGI entered into a Master Equipment, Procurement and Services Agreement (“RXNB MEPS”) with RXNB dictating that the legal cannabis growing needs of WP, AJOA, and RXNB shall generally be supplied by the Company, so long as specification, price, and quality are substantially equal.

On April 10, 2014, the Company received notice from both R.X.N.B., Inc. and CEN Biotech, Inc. that both companies were rescinding and/or voiding their respective Interest Purchase Agreements with the Company because the SEC had suspended the Company’s trading in securities due to potential issues of accuracy and adequacy of information in the marketplace. There were no penalties related to the rescinding of the Agreements.